Stock Based Compensation (Assumptions for Option Grants Issued) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk free interest rate	1.58%	1.41%	1.87%	1.41%	1.47%	1.67%	2.01%
Volatility	132.13%	76.30%	116.41%	75.63%	102.62%	73.97%	79.37%
Expected lives (years)	5 years 6 months	6 years 3 months	5 years 11 months 1 day	6 years 3 months	5 years 11 months 4 days	6 years 1 month 28 days	6 years 1 month 28 days
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%